Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2024	2025

Computers and peripheral equipment	$8,074	$8,081
Office furniture and equipment	2,411	2,576
Electronic equipment	270	298
Leasehold improvements	26,119	26,271
Capitalized internal-use software costs	10,555	10,730
Total property and equipment	47,429	47,956
Less: accumulated depreciation and amortization	(21,508)	(25,916)
Total property and equipment, net	$25,921	$22,040

Depreciation and amortization expenses amounted to $5,482, $5,666 and $5,491 for the years ended December 31, 2023, 2024 and 2025, respectively.